Reporting entity	12 Months Ended
Dec. 31, 2021
Disclosure Of Reporting Entity Explanatory [Abstract]
Reporting entity

1. Reporting entity

Altamira Therapeutics Ltd. (formerly Auris Medical Holding Ltd.) (the “Company”) is an exempted company incorporated in Bermuda and is subject to Bermuda law. The Company’s registered address is Clarendon House, 2 Church Street, Hamilton HM11, Bermuda. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). The Company is the ultimate parent of the following Group entities:

●	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

●	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Zilentin AG, Zug, Switzerland (100%), with a nominal share capital of CHF 100,000

●	Altamira Medica AG, Zug, Switzerland (100%), with a nominal share capital of CHF 3,000,000

●	Altamira Therapeutics, Inc., Dover, Delaware, United States (100%) with a nominal share capital of USD 100

●	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

●	Auris Medical Pty Ltd, Collingwood, Australia (100%), with a nominal share capital of AUD 100

On March 13, 2018, the former Auris Medical Holding Ltd. merged (the “Merger”) into Auris Medical NewCo Holding AG (“Auris NewCo”), a newly incorporated, wholly-owned Swiss subsidiary following shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 (pre-2019 Reverse Share Split) common shares with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company’s common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1. Auris NewCo changed its name to “Auris Medical Holding AG” following consummation of the Merger. Following shareholder approval at an extraordinary general meeting of shareholders held on March 8, 2019 and upon the issuance of a certificate of continuance by the Registrar of Companies in Bermuda on March 18, 2019, the Company discontinued as a Swiss company and, pursuant to Article 163 of the Swiss Federal Act on Private International Law and pursuant to Section 132C of the Companies Act 1981 of Bermuda (the “Companies Act”), continued existence under the Companies Act as a Bermuda company with the name “Auris Medical Holding Ltd.” (the “Redomestication”). The common shares of Auris Medical Holding Ltd. traded on the Nasdaq Capital Market under the trading symbol “EARS.” On July 21, 2021, the Company changed its name to Altamira Therapeutics Ltd. Since July 26, 2021, the Company’s common shares are traded under the trading symbol “CYTO”.

The Company is primarily involved in the development of therapeutics that address important unmet medical needs. The Company is currently active in three areas: the development of RNA therapeutics for delivery to extrahepatic targets (with AM-401 targeting KRAS driven cancers as first project, preclinical stage), the development of intranasal betahistine for the treatment of vertigo (AM-125, in Phase 2). Through its affiliate Altamira Medica, the Company is commercializing a nasal spray for protection against airborne viruses and allergens (AM-301).